Labor payable	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Labor payable
16.	Labor payable

Description	2018	2017
Salaries	11,345	14,227
Bonus and profit sharing payable	1,565	22,459
Social charges
FGTS	2,544	3,258
INSS – Social security	32,192	17,327
IRRF	1,914	2,879
Sundry taxes	6,398	7,622
Accrual for vacation pay and related charges	42,561	50,153

Total	98,519	117,925